SCHEDULE OF REVENUE (Details) - Seamless Group Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 39,901,966	$ 40,186,552	$ 55,500,917	$ 57,501,370
Remittance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Sales of Airtime [Member]
Disaggregation of Revenue [Line Items]
Revenue			28,501,152	24,538,576
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 285,614	$ 2,766,245